SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16-SUBSEQUENT EVENTS

On March 28, 2018, the Company became a shareholder of Hangzhou uSTAR Technologies Limited ,or (“uSTAR”), a newly established JV Company, UT owns 49% equity interest of uSTAR and will make capital injection of $2.2 million subsequently. uSTAR will offer individual ‘smart appliances’ that further capitalize on our IT expertise while expanding the market opportunity. In addition to the development of smart refrigerators, uSTAR will provide a comprehensive retail automation solution for the fast-growing Chinese smart retail store market.  The product line includes smart shopping machines with hardware and software support. Smart retail solutions are expected to enhance the customer experience and save operating costs.  The product utilizes integrated technologies such as facial recognition, image analysis, behavior identification, load sensor, RFID, and mobile payment.  Moreover, the cloud-based operations center will offer various types of value-added services, enabling the real-time interaction of people, products and localities.